Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of annual minimum future lease payments
2017	$1,442
2018	1,282
2019	1,022
2020	825
2021	841
2022 and thereafter	1,137

$6,549